Share capital - Disclosure of dividends (Details) - CAD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.210	$ 0.200
Dividend payable	$ 35,085,000	$ 32,838,000
February 21, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.050
Dividend payable	$ 8,364,000
Dividend reinvestment plan	8,989,709
May 11, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.050
Dividend payable	$ 8,404,000
Dividend reinvestment plan	7,102,627
August 8, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.055
Dividend payable	$ 9,160,000
Dividend reinvestment plan	8,005,584
November 9, 2021 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.055
Dividend payable	$ 9,157,000
Dividend reinvestment plan	7,891,496
February 19, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.050
Dividend payable		$ 7,879,000
Dividend reinvestment plan		24,809,311
May 12, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.050
Dividend payable		$ 8,259,000
Dividend reinvestment plan		27,492,302
August 5, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.050
Dividend payable		$ 8,342,000
Dividend reinvestment plan		9,822,963
November 9, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.050
Dividend payable		$ 8,358,000
Dividend reinvestment plan		11,525,456